PowerShares Fundamental Pure Large Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Growth Portfolio
PowerShares Fundamental Pure Large Growth Portfolio
Investment Objective
The PowerShares Fundamental Pure Large Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Large Growth Index (the "Underlying
Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Large Growth Portfolio
Management Fees		0.29%
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses		0.45%
Fee Waivers and Expense Assumption	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	0.39%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total
Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the
first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
PowerShares Fundamental Pure Large Growth Portfolio	40	138

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the most recent fiscal year end, the Fund had not commenced operations and therefore no portfolio turnover data is available.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "large growth" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RAFI Affiliates" or the "Index Provider") classifies based on its Fundamental Index® methodology.
Strictly in accordance with its existing guidelines and mandated procedures, the
Index Provider identifies the common stocks for inclusion in the Underlying
Index from a universe of the 2,500 largest U.S. companies. The use of the word
"Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. The Index Provider calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index
Provider ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and
"small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the
"mid" size group, and the final 10% comprise the "small" size group. The Index
Provider divides the "large" size group further into "growth," "core" or "value"
subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The
Underlying Index is composed only of those common stocks that the Index Provider classifies as both "large" and "growth." The Fund generally will invest at least
80% of its total assets in common stocks of "fundamentally large" companies. The
Fund considers "fundamentally large" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "growth." Although "growth" funds also could include some stocks that, based on their classification, would be considered "core" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "growth" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of
"fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies or other large companies based on market capitalization.

Growth Risk. The market values of "growth" securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries of the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective. An investment in the
Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The Fund commenced operations on May 25, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has a full calendar year of performance, the Fund will present total return information, which also is accessible on the Fund's website at www.InvescoPowerShares.com and provides some indication of the risks of investing in the Fund.